Organization (Details) (USD $)	0 Months Ended
Dec. 12, 2011
Organization [Line Items]
Number of series	53
Number of funds not subject of report	27
Number of currency funds and currency index funds	26
ProShares UltraPro Australian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Ultra Australian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short Australian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraShort Australian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short Australian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Canadian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Ultra Canadian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short Canadian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraShort Canadian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short Canadian Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Euro [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short Euro [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short Euro [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Swiss Franc [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Ultra Swiss Franc [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short Swiss Franc [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraShort Swiss Franc [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short Swiss Franc [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro U.S. Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Ultra U.S. Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short U.S. Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraShort U.S. Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short U.S. Dollar [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Yen [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares Short Yen [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
ProShares UltraPro Short Yen [Member]
Organization [Line Items]
Aggregate purchase of each fund	200
UltraPro Fund [Member]
Organization [Line Items]
Leveraged return multiple on benchmark index	300.00%
Ultra Fund [Member]
Organization [Line Items]
Leveraged return multiple on benchmark index	200.00%
Short Fund [Member]
Organization [Line Items]
Leveraged return multiple on benchmark index	(100.00%)
UltraShort Fund [Member]
Organization [Line Items]
Leveraged return multiple on benchmark index	(200.00%)
UltraPro Short Fund [Member]
Organization [Line Items]
Leveraged return multiple on benchmark index	(300.00%)